OTHER DISCLOSURES - COMMITMENTS - Contractual Obligations and Recognised Non-Current Debt (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	DKK 1,336	DKK 1,451
Total obligations recognised in the Balance sheet	1,336	1,451
Operating leases	6,455	7,301
Research and development obligations	2,774	3,406
Research and development - potential milestone payments	2,712	1,156
Purchase obligations relating to investments in property, plant and equipment	1,663	521
Other purchase obligations	9,232	7,427
Total obligations not recognised in the Balance sheet	22,836	19,811
Total contractual obligations	24,172	21,262
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	27	43
Total obligations recognised in the Balance sheet	27	43
Operating leases	1,220	1,214
Research and development obligations	1,912	2,199
Research and development - potential milestone payments	193	176
Purchase obligations relating to investments in property, plant and equipment	1,663	521
Other purchase obligations	5,192	4,335
Total obligations not recognised in the Balance sheet	10,180	8,445
Total contractual obligations	10,207	8,488
1-3 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	54	83
Total obligations recognised in the Balance sheet	54	83
Operating leases	1,730	2,061
Research and development obligations	767	1,069
Research and development - potential milestone payments	725	267
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	2,552	2,166
Total obligations not recognised in the Balance sheet	5,774	5,563
Total contractual obligations	5,828	5,646
3-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	51	78
Total obligations recognised in the Balance sheet	51	78
Operating leases	1,411	1,697
Research and development obligations	95	138
Research and development - potential milestone payments	166	282
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	1,474	926
Total obligations not recognised in the Balance sheet	3,146	3,043
Total contractual obligations	3,197	3,121
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Retirement benefit obligations	1,204	1,247
Total obligations recognised in the Balance sheet	1,204	1,247
Operating leases	2,094	2,329
Research and development obligations	0	0
Research and development - potential milestone payments	1,628	431
Purchase obligations relating to investments in property, plant and equipment	0	0
Other purchase obligations	14	0
Total obligations not recognised in the Balance sheet	3,736	2,760
Total contractual obligations	DKK 4,940	DKK 4,007